S000075963 [Member] Investment Risks - Carillon Chartwell Small Cap Growth Fund	Dec. 31, 2025
Growth stock risk [Member]
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Growth stock risk is the risk of a growth company not providing an expected sales or earnings increase or dividend yield. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. If a growth investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a value or other non‑growth approach to investing or have a broader investment style;

Cybersecurity and technology risk [Member]
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Cybersecurity and technology risk. The fund, its service providers, third-party fund distribution platforms and other market participants increasingly depend on complex information technology and communications systems, including artificial intelligence, which are subject to a number of different threats and risks that could adversely affect the fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the fund and its shareholders;

Foreign securities risks [Member]
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Foreign securities risks, which are potential risks not associated with U.S. investments, may include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;

Inflation risk [Member]
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Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets and distributions may decline;

Issuer risk [Member]
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Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;

Management and strategy risk [Member]
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Management and strategy risk is the risk that the value of your investment depends on the judgment of the fund’s subadviser about the quality, relative yield or value of, or market trends affecting, a particular security, industry, sector, region, or market segment, or about the economy or interest rates generally. This judgment may prove to be incorrect or otherwise may not produce the intended results, which may result in losses to the fund. Investment strategies employed by the fund’s subadviser in selecting investments for the fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

Investing in other investment companies including money market funds and ETFs [Member]
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Investing in other investment companies, including money market funds and ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;

Sector risk [Member]
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Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by similar economic or market conditions. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect the industry or sector more than securities of issuers in other industries and sectors. As the fund’s portfolio changes over time, the fund’s exposure to a particular sector may become higher or lower.

Health care sector risk is the risk that the health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers with their principal activities in the biotechnology industry, which has additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be significantly affected if one of its products proves unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, federal agencies, state and local governments, and non-U.S. regulatory authorities;
Industrials sector risk is the risk that companies in the industrials sector may be adversely affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. In addition, companies in the industrials sector may be adversely affected by liability for environmental damages, product liability claims and exchange rates. The products of companies in the industrials sector also may face product obsolescence due to rapid technological developments and frequent new product introduction. The industrials sector includes companies engaged in the construction, engineering, machinery, energy services, transportation, professional services, and aerospace and defense industries;
Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. These companies may be smaller or newer and may have limited product lines, markets, financial resources or personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector also may be subject to increased government scrutiny or adverse government regulatory action. Additionally, companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies. The market prices of information technology-related securities tend to exhibit a greater degree of interest rate risk and market risk and may experience sharper price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices;

Securities lending risk [Member]
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Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers, and the fund can lose money if investments made with cash collateral decline in value. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;

Small cap company risk [Member]
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Small-cap company risk arises because small‑cap companies involve greater risks than investing in large- capitalization companies. Small‑cap companies generally have lower volume of shares traded daily, less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and more limited access to capital, compared to larger, more established companies. These factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Generally, the smaller the company size, the greater these risks;

U S Government securities and government sponsored enterprises risk [Member]
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U.S. Government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities that may be held by the fund that are issued by government sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), the Government National Mortgage Association (“Ginnie Mae”) and the Tennessee Valley Authority (“TVA”) are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. It is possible that the U.S. government and government-sponsored enterprises will not be able to meet their payment obligations in the future, which would adversely affect the value of the fund’s investments; and

U S Treasury obligations risk [Member]
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U.S. Treasury obligations risk is the risk that the market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the market value of the fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the market value of U.S. Treasury obligations to decline.

Equity securities are subject to market risk [Member]
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Equity securities are subject to market risk. In general, the values of stocks and other equity securities fluctuate, sometimes widely, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:

Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

Market risks [Member]
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Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly.
National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with trade and security agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.
Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and any sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the fund and its investments or operations could be negatively impacted.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the fund. The full effect of such regulations is not currently known and certain changes to regulations could limit the fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the fund to operate, which may impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences, may negatively impact certain issuers, industries and regions;

Risk Lose Money [Member]
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Risk [Text Block]	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.